Unaudited Interim Condensed Consolidated Statements of Opeations and Comprehensive (Loss)/Income - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 3,826,875	$ 31,735,966	$ 92,907,172	$ 242,395,556	$ 36,709,931
Cost of revenues	(2,112,000)	(30,677,276)	(88,278,140)	(195,807,066)	(30,112,363)
Gross profit	1,714,875	1,058,690	4,629,032	46,588,490	6,597,568
Operating expenses
Selling, general & administrative expenses	15,653,615	(21,458,707)	13,870,634	30,395,048	1,607,393
Research and development expenses					36,317
Total operating expenses	15,653,615	(21,458,707)	13,870,634	30,395,048	1,643,710
(Loss)/Income from operations	(13,938,740)	22,517,397	(9,241,602)	16,193,442	4,953,858
Other income/(expenses)
Other income	26,076	22,345	106,202	118,265	47,167
Other expenses	(102,556)	(143,023)	(487,919)	(491,299)	(43,171)
Total other (expenses)/income	(76,480)	(120,678)	(381,717)	(373,034)	3,996
Income (loss) from continuing operation before provision of income taxes	(14,015,220)	22,396,719	(9,623,319)	15,820,408	4,957,854
Provision for income taxes benefit/(expenses)	3,395,757	(5,740,767)	2,184,039	(4,344,769)	(1,406,159)
Net (loss)/income from continuing operation	(10,619,463)	16,655,952
Loss from discontinued operation, net of income tax	(4,302,319)	(542,197)
Net (loss)/income	$ (14,921,782)	$ 16,113,755	$ (7,439,280)	$ 11,475,639	$ 3,551,695
Basic (in Dollars per share)	$ (0.44)	$ 0.69
Diluted (in Dollars per share)	(0.44)	0.69
Basic (in Dollars per share)	(0.18)	(0.02)
Diluted (in Dollars per share)	(0.18)	(0.02)
Basic (in Dollars per share)	(0.62)	0.66	$ (0.31)	$ 0.47	$ 0.17
Diluted (in Dollars per share)	$ (0.62)	$ 0.66	$ (0.31)	$ 0.47	$ 0.17
Basic (in Shares)	24,254,842	24,254,842	24,254,842	24,254,842	21,491,291
Diluted (in Shares)	24,254,842	24,254,842	24,254,842	24,254,842	21,511,469
Comprehensive income/(loss)
Foreign currency translation adjustment	$ (185,586)	$ (3,410,742)	$ (3,571,930)	$ (6,578,195)	$ 169,472
Total comprehensive (loss)/income	$ (15,107,368)	$ 12,703,013	$ (11,011,210)	$ 4,897,444	$ 3,721,167
(Loss)/Earnings per common share
Diluted (in Dollars per share)	$ (0.62)	$ 0.66	$ (0.31)	$ 0.47	$ 0.17
Weighted average Class A ordinary shares outstanding, basic (in Shares)	24,254,842	24,254,842	24,254,842	24,254,842	21,491,291
Weighted average Class A ordinary shares outstanding, diluted (in Shares)	24,254,842	24,254,842	24,254,842	24,254,842	21,511,469